                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.): [ ] is a restatement.

                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                   Chicago, Illinois   May 9, 2006
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:           130

Form 13F Information Table Value Total:        391718
                                           (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

FORM 13F

All Chesley, Taft Accounts
   31-Mar-06

                                                                                              Voting Authority
                                                                                              ----------------
                                  Title of               Value   Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                      class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                    --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  ------
3M Company                           COM    88579y101    10123    133742   SH        Sole                45402           88340
AON Corp                             COM    037389103      147      3535   SH        Sole                 2235            1300
Abbott Labs                          COM    002824100     1189     27988   SH        Sole                19488            8500
Accenture, Ltd.                      COM    G1150G111     2526     84000   SH        Sole                71000           13000
Adobe Systems Inc.                   COM    00724F101     2827     80885   SH        Sole                68760           12125
Advance Auto Parts, Inc.             COM    00751Y106    11506    276328   SH        Sole                65405          210923
Alcon Inc.                           COM    h01301102      203      1950   SH        Sole                  450            1500
Altera Corp                          COM    021441100      561     27178   SH        Sole                22278            4900
Altria Group Inc.                    COM    02209s103      445      6281   SH        Sole                 5981             300
Amerada Hess Corporation             COM    023551104      269      1892   SH        Sole                 1892
American Express                     COM    025816109      462      8800   SH        Sole                 8200             600
American International Group         COM    026874107     2550     38580   SH        Sole                 3720           34860
Amgen, Inc.                          COM    031162100     1709     23495   SH        Sole                18745            4750
Amphenol Corporation                 COM    032095101     3603     69050   SH        Sole                                69050
Anixter International, Inc.          COM    035290105      201      4200   SH        Sole                                 4200
Anteon International Corporation     COM    03674E108     3767     69050   SH        Sole                 2550           66500
Apache Corp                          COM    037411105      798     12175   SH        Sole                10525            1650
Autodesk, Inc.                       COM    052769106     4079    105892   SH        Sole                86642           19250
BP PLC ADR United Kingdom            COM    055622104     5170     74994   SH        Sole                 8441           66553
Bank of America Corporation          COM    060505104     9340    205105   SH        Sole                44047          161058
Becton Dickinson & Company           COM    075887109      259      4200   SH        Sole                 4200
Bed Bath & Beyond, Inc.              COM    075896100     3137     81690   SH        Sole                67490           14200
CACI International, Inc.             COM    127190304     7562    115005   SH        Sole                33870           81135
Capital One Financial Corp           COM    14040H105      205      2550   SH        Sole                 2200             350
Caremark RX Inc                      COM    141705103    11959    243163   SH        Sole                69345          173818
Caterpillar Inc.                     COM    149123101      230      3200   SH        Sole                 3200

Century Telephone Enterprises        COM    156700106      294      7504   SH        Sole                 3117            4387
ChevronTexaco Corp                   COM    166764100     8094    139631   SH        Sole                42071           97560
Cisco Systems                        COM    17275R102     1944     89703   SH        Sole                70578           19125
Citigroup Inc.                       COM    172967101     1060     22443   SH        Sole                13026            9417
Coca-Cola Co                         COM    191216100      458     10945   SH        Sole                 9270            1675
Cognizant Technology Solutions       COM    192446102     5188     87205   SH        Sole                71930           15275
Cognos, Inc.                         COM    19244c109     1113     28600   SH        Sole                24150            4450
Colgate Palmolive Company            COM    194162103      252      4405   SH        Sole                 4405
Comcast Corp-Cl A                    COM    20030N101      251      9596   SH        Sole                                 9596
Consolidated Communications Ho       COM    209034107     1635    100500   SH        Sole                41100           59400
Consolidated-Tomoka Land Co.         COM    210226106      299      4809   SH        Sole                                 4809
Covance, Inc.                        COM    222816100     9234    157175   SH        Sole                39050          118125
Danaher Corp                         COM    235851102     6731    105915   SH        Sole                46200           59715
Dell Inc.                            COM    247025109     2131     71602   SH        Sole                57552           14050
Devon Energy Corporation             COM    25179m103      429      7020   SH        Sole                 6720             300
Dow Chemical Corporation             COM    260543103      329      8100   SH        Sole                 3500            4600
EMC Corporation                      COM    268648102     7215    529320   SH        Sole               142970          386350
Ecolab Inc.                          COM    278865100     1590     41625   SH        Sole                32950            8675
Emerson Electric                     COM    291011104      523      6250   SH        Sole                 3850            2400
Express Scripts Inc Cl A             COM    302182100     7949     90433   SH        Sole                75608           14825
Exxon Mobil Corp                     COM    30231G102     8471    139184   SH        Sole                36368          102816
FedEx Corp                           COM    31428x106     8761     77570   SH        Sole                20615           56955
First Data Corp                      COM    319963104      214      4570   SH        Sole                 4570
Fiserv Inc.                          COM    337738108      436     10249   SH        Sole                 6137            4112
Fisher Scientific Internationa       COM    338032204     8971    131830   SH        Sole                31155          100675
Fortune Brands                       COM    349631101     6946     86150   SH        Sole                14725           71425
Freddie Mac                          COM    313400301      358      5875   SH        Sole                 4875            1000
General Electric Co.                 COM    369604103    10641    305960   SH        Sole               113192          192768
Goldman Sachs Group, Inc.            COM    38141G104     3864     24620   SH        Sole                21095            3525
Grainger WW Inc                      COM    384802104      415      5505   SH        Sole                 3555            1950
Harley Davidson Inc.                 COM    412822108      954     18396   SH        Sole                11796            6600
Home Depot Inc.                      COM    437076102      180      4250   SH        Sole                  400            3850
Hormel Foods Corp                    COM    440452100      237      7000   SH        Sole                                 7000
Illinois Tool Works                  COM    452308109     3296     34221   SH        Sole                27896            6325
Inco Limited (USA)                   COM    453258402      254      5100   SH        Sole                                 5100
Intel Corporation                    COM    458140100      485     24900   SH        Sole                16000            8900
International Business Machine       COM    459200101     7665     92940   SH        Sole                13037           79903

JPMorgan Chase & Co.               COM    46625h100     7969    191383   SH        Sole                30964          160419
Jacobs Engineering                 COM    469814107     4055     46750   SH        Sole                41950            4800
Johnson & Johnson                  COM    478160104     8466    142952   SH        Sole                51715           91237
Johnson Controls, Inc.             COM    478366107     4043     53248   SH        Sole                45673            7575
Kimberly Clark Corporation         COM    494368103      614     10620   SH        Sole                 6520            4100
L-3 Communications Holdings, I     COM    502424104     1091     12720   SH        Sole                11870             850
Linear Technology Corp             COM    535678106      568     16180   SH        Sole                12180            4000
Lowes Companies Inc.               COM    548661107     6606    102515   SH        Sole                20375           82140
Marvell Technology Group Ltd.      COM    G5876H105     2909     53765   SH        Sole                43815            9950
McDonalds Corporation              COM    580135101      323      9391   SH        Sole                 8485             906
Medtronic Inc.                     COM    585055106     4209     82939   SH        Sole                65919           17020
Merck                              COM    589331107      240      6825   SH        Sole                 6825
Microsoft Corporation              COM    594918104     3050    112094   SH        Sole                75104           36990
National Fuel Gas Co               COM    636180101      425     13000   SH        Sole                                13000
Northern Trust Company             COM    665859104     1028     19586   SH        Sole                 8636           10950
Nurses Network Com Inc             COM    670577105        0     34482   SH        Sole                                34482
O.T. Mining Corporation            COM    671061109      151     30000   SH        Sole                                30000
Omnicom Group                      COM    681919106     3713     44600   SH        Sole                13625           30975
Paychex Inc.                       COM    704326107      784     18822   SH        Sole                16707            2115
Pepsico Inc.                       COM    713448108     2007     34731   SH        Sole                22831           11900
Pfizer, Inc                        COM    717081103     2983    119683   SH        Sole                69152           50531
PrivateBancorp, Inc.               COM    742962103      894     21550   SH        Sole                 9500           12050
Procter & Gamble Company           COM    742718109     9395    163024   SH        Sole                54359          108665
Qualcomm Inc.                      COM    747525103     1565     30925   SH        Sole                24350            6575
Quest Diagnostics, Inc.            COM    74834l100     4729     92175   SH        Sole                                92175
Royal Dutch Shell PLC ADR CL A     COM    780259206      481      7721   SH        Sole                 1421            6300
SLM Corp                           COM    78442P106     1377     26515   SH        Sole                23665            2850
SRA International, Inc.            COM    78464R105      457     12100   SH        Sole                 7900            4200
Sara Lee Corp                      COM    803111103      374     20911   SH        Sole                18711            2200
Schlumberger Ltd                   COM    806857108      491      3879   SH        Sole                 3729             150
Servicemaster Co. (The)            COM    81760N109      341     25975   SH        Sole                  900           25075
Sprint Nextel Corporation          COM    852061100      362     13995   SH        Sole                 4125            9870
St. Jude Medical                   COM    790849103     1818     44345   SH        Sole                36895            7450
Starbucks Corp                     COM    855244109     7399    196616   SH        Sole               172786           23830
Stericycle Inc.                    COM    858912108     4301     63610   SH        Sole                54135            9475
Stryker Corporation                COM    863667101      362      8170   SH        Sole                 7020            1150
Suntrust Banks Inc                 COM    867914103      273      3750   SH        Sole                  450            3300

Symantec Corp                      COM    871503108      693     41200   SH        Sole                35700            5500
Sysco Corp                         COM    871829107     4933    153915   SH        Sole               102725           51190
Target Corporation                 COM    87612e106     3624     69677   SH        Sole                57025           12652
Teva Pharmaceutical Industries     COM    881624209    11220    272472   SH        Sole                96685          175787
Texas Instruments Inc.             COM    882508104     6734    207405   SH        Sole                33625          173780
The PMI Group, Inc.                COM    69344M101     3389     73800   SH        Sole                 1500           72300
Transocean Sedco Forex Inc.        COM    G90078109      666      8300   SH        Sole                  300            8000
UTi Worldwide, Inc.                COM    G87210103     4881    154465   SH        Sole                69090           85375
United Technologies Corp           COM    913017109      261      4510   SH        Sole                 3310            1200
UnitedHealth Group, Inc.           COM    91324p102     4465     79931   SH        Sole                65515           14416
Videorec Technologies-Private      COM    926990656        0     18438   SH        Sole                                18438
Wachovia Corp                      COM    929903102      758     13525   SH        Sole                 8700            4825
Wal Mart Stores, Inc.              COM    931142103      656     13890   SH        Sole                11375            2515
Walgreen Company                   COM    931422109    13183    305657   SH        Sole                88594          217063
WellPoint, Inc.                    COM    94973V107     7326     94611   SH        Sole                 8890           85721
Wells Fargo & Co.-New              COM    949746101    12063    188864   SH        Sole                68974          119890
William Wrigley Jr Co              COM    982526105     2553     39892   SH        Sole                28080           11812
Williams Companies                 COM    969457100      214     10000   SH        Sole                                10000
Zimmer Holdings, Inc.              COM    98956P102     1354     20025   SH        Sole                12000            8025
Oil Services HOLDRs Trust          ETF    678002106     1747     11900   SH        Sole                  400           11500
SPDR Trust, Series 1               ETF    78462f103      976      7515   SH        Sole                 3930            3585
iShares Lehman US Treasury INF     ETF    464287176     1392     13835   SH        Sole                 3585           10250
iShares MSCI Emerging Mkt          ETF    464287234     2651     26780   SH        Sole                 7890           18890
iShares MSCI Japan Index Fund      ETF    464286848      295     20500   SH        Sole                 4000           16500
iShares Russell Midcap Index F     ETF    464287499      230      2428   SH        Sole                 2428
iShares S&P Smallcap 600 Index     ETF    464287804     1649     25285   SH        Sole                18760            6525
iShares Tr Lehman 1-3 Year         ETF    464287457      244      3050   SH        Sole                 2000            1050
iShares Trust MSCI EAFE Index      ETF    464287465     5865     90342   SH        Sole                66180           24162
iShares Trust S&P MidCap 400 I     ETF    464287507     2584     32598   SH        Sole                28732            3866
Royal Bk Scotland Group Plc 6.     PFD    780097796     1565     62400   SH        Sole                 6000           56400
REPORT SUMMARY                     130 DATA RECORDS   391718                 0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.